8. FIXED ASSETS	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Notes to Financial Statements
8. FIXED ASSETS
8.	FIXED ASSETS

Property and equipment as of March 31, 2013 consisted of the following:

	Estimated	March 31, 2013
	Useful Lives	Purchased	Capital Leases	Total
Machinery and equipment	2-10 years	$120,939	$87,039	$207,978
Leasehold improvements	5-20 years	603,612	-	603,612
Furniture and fixtures	3-10 years	64,496	101,260	165,756
Software and websites	3- 7 years	63,782	44,849	108,631
Less: accumulated depreciation		(422,211)	(214,252)	(636,463)
		$430,618	$18,896	$449,514

Fixed assets, net of accumulated depreciation, were $449,514 and $469,001 as of March 31, 2013 and September 30, 2012, respectively. Accumulated depreciation was $636,463 and $606,509 as of March 31, 2013 and September 30, 2012, respectively. Total depreciation expense was $33,319 and $28,194 for the six months ended March 31, 2013 and 2012, respectively. All equipment is used for selling, general and administrative purposes and accordingly all depreciation is classified in selling, general and administrative expenses.

Fixed assets, net of accumulated depreciation, was $469,001 and $522,668 as of September 30, 2012 and 2011, respectively. Accumulated depreciation was $606,509 and $554,884 as of September 30, 2012 and 2011, respectively. Total depreciation expense, was $60,869 and $79,355 for the years ended September 30, 2012 and 2011, respectively. All equipment is used for selling, general and administrative purposes and accordingly all depreciation is classified in selling, general and administrative expenses.

Property and equipment as of September 30, 2012 was comprised of the following:

	Estimated	September 30, 2012
	Useful Lives	Purchased	Capital Leases	Total
Machinery and equipment	2-10 years	$119,331	$87,039	$206,370
Leasehold improvements	5-20 years	603,612	-	$603,612
Furniture and fixtures	3-10 years	55,307	101,260	$156,567
Software and websites	3- 7 years	64,112	44,849	$108,961
Less: accumulated depreciation		(400,516)	(205,993)	$(606,509)
		$441,846	$27,155	$469,001

Property and equipment as of September 30, 2011 was comprised of the following:

	Estimated	September 30, 2011
	Useful Lives	Purchased	Capital Leases	Total
Machinery and equipment	3-10 years	$134,616	$87,039	$221,655
Leasehold improvements	20 years	600,000	-	$600,000
Furniture and fixtures	3-10 years	45,676	101,260	$146,936
Software and websites	3- 7 years	64,112	44,849	$108,961
Less: accumulated depreciation		(374,021)	(180,863)	$(554,884)
		$470,383	$52,285	$522,668